Note 8 - Related Party Transactions	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
8.	Related Party Transactions

The Company’s vessel owning companies are parties to management agreements with the Managers whereby the Managers provided technical and commercial vessel management for a fixed daily fee of Euro
685
for
2015,
2016
and
2017,
under the Company’s Master Management Agreement (see below). An additional fixed management fee (see below) is paid to the Manager for the provision of various management services. Vessel management fees paid to the Managers amounted to
$4,151,335,
$3,179,596
and
$4,042,353
in
2015,
2016
and
2017,
respectively.

The management agreement provides for an annual adjustment of the daily management fee due to inflation to take effect
January 1
of each year. The vessel management fee for laid-up vessels is half of the daily fee for the period they are laid-up. In the case of newbuilding vessel contracts, the same management fee of
685
Euros becomes effective when construction of the vessels actually begins. The Company’s Master Management Agreement (“MMA”) with Eurobulk was originally effective as of
January 1, 2011
and with an initial term of
five
years until
January 1, 2016.
The Master Management Agreement, as periodically amended and restated, will automatically be extended after the initial five
-year period for an additional
five
-year period unless terminated on or before the
90th
day preceding the initial termination date. Pursuant to the Master Management Agreement, each ship owning company has signed – and each future ship owning company when a vessel is acquired will sign - with the Managers a management agreement with the rate and term of these agreements set in the Master Management Agreement effective at such time.

The MMA was amended and restated as of
January 1, 2012
to reflect a
5%
discount of the daily vessel management fee for the period during which the number of the Euroseas owned vessels (including vessels in which Euroseas is a part owner) managed by the Manager is greater than
20
(“volume discount”); it was further renewed as of
January 1, 2014
for a new
five
year term until
January 1, 2019.

Starting
January 1, 2013,
the daily vessel management fee was adjusted to
720
Euros per day per vessel in operation and
360
Euros per day per vessel in lay-up before the
5%
discount. The fee remained unchanged for the subsequent years starting
January 1, 2015,
2016,
2017.

The MMA was further renewed on
January 1, 2018
for an additional
five
year term until
January 1, 2023
with the
5%
volume discount permanently incorporated in the daily management fee. The daily management fee remained unchanged at Euros
685
for the year
2018
and will be adjusted annually for inflation in the Eurozone. The terms and daily fee of the vessels managed by Eurobulk FE were similarly adjusted. These fees are recorded under “Related party management fees” in the “Consolidated statements of operations”.

In addition to the vessel management services, the Manager provides management services for the Company’s needs as a public company. In
2015,
2016
and
2017
compensation for such services to the Company as a public company was
$2,000,000
remaining unchanged and it remains unchanged for
2018.
These amounts are recorded in “Other general and administrative expenses” in the “Consolidated statements of operations.”

Amounts due to or from related companies represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of off-set exists. As of
December 31, 2016
and
2017,
the amounts due to related companies were
$11,539
and
$1,280,577
respectively. Based on the MMA between Euroseas Ltd. and Euroseas’ ship owning subsidiaries and the Manager an estimate of the quarter’s operating expenses, expected dry-dock expenses, vessel management fee and fee for management executive services are to be advanced in the beginning of the quarter to the Manager.

The Company in
November 2016
reached an agreement with a related party, COLBY Trading Ltd a company controlled by the Pittas family and affiliated to its CEO, to draw a
$2
million loan to finance working capital needs with an interest rate of
10%
per annum. Interest on the loan was payable quarterly, there were no
principal repayments until
January 2018
when the loan would mature and there would be
no
prepayment penalty. The Company fully repaid this loan along with the first
interest payment of
$50,556
earlier than scheduled at the end of
February 2017.

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of
1%
of the vessel sales price and
1.25%
of charter revenues. Commissions to Eurochart S.A. for vessel sales were
$77,022,
$55,796
and
$70,640
in
2015,
2016
and
2017
respectively. A commission of
1%
of the purchase price is also paid to Eurochart S.A. by the seller of the vessel for the acquisitions the Company makes; the Company withheld, on behalf of Eurochart, commissions of
$141,700,
$243,500
and
$297,526
in
2015,
2016
and
2017,
respectively, for vessels the Company acquired including payments made under its shipbuilding contracts. Commissions to Eurochart S.A. for chartering services were,
$475,792,
$372,806
and
$563,970
in
2015,
2016
and
2017,
respectively.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”); and with a crewing agent Technomar Crew Management Services Corp (“Technomar”). Technomar is a company owned by certain members of the Pittas family, together with two
other unrelated ship management companies. Sentinel is paid a commission on premium not
exceeding
5%;
Technomar is paid a fee of about
$50
per crew member per month. Total fees charged by Sentinel and Technomar were,
$129,564
and
$175,586
in
2015,
$104,708
and
$128,369
in
2016
and
$131,750
and
$161,104
in
2017,
respectively.  These amounts are recorded in “Vessel operating expenses” in the “Consolidated statements of operations.”

As of
February 25, 2016,
the management of the newly delivered vessel, M/V “Xenia” is performed by Eurobulk FE M/V “Alexandros P.” since its delivery on
January 16, 2017
is also managed by Eurobulk FE. Additionally M/V “Tasos” since
July 1, 2017,
is also managed by Eurobulk FE. This is an affiliate company controlled by members of the Pittas family. Eurobulk FE is located in Manilla, the Philippines and provides M/V “Xenia”, M/V “Alexandros P.” and M/V “Tasos” with technical, commercial and accounting services. The terms of the management agreement between Kamsarmax One Shipping Ltd., Ultra One Shipping Ltd. and Areti Shipping Ltd., the owners of M/V “Xenia”, M/V “Alexandros P.” and M/V “Tasos” and Eurobulk FE are similar to agreements that the other vessel-owning subsidiaries have with the Manager.

On
December 23, 2016,
the Company acquired M/V “RT Dagr” from entities managed by Tennenbaum Capital Partners (Tennenbaum Opportunities Fund V, LP and Tennenbaum Opportunities Fund VI, LLC) by issuing
900,000
shares of common stock as consideration for the value of the vessel and fuel on board. The fair value of the shares at issuance was
$1.8
million.